Cover	Apr. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2021
Entity File Number	001-31298
Entity Registrant Name	LANNETT COMPANY, INC.
Entity Central Index Key	0000057725
Entity Tax Identification Number	23-0787699
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9000 State Road
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19136
City Area Code	215
Local Phone Number	333-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false